Label	Element	Value
Franklin US Equity Bitcoin DRIP Index ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FRANKLIN US EQUITY BITCOIN DRIP INDEX ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the VettaFi US Large-Cap 500 Bitcoin DRIP Index (the Underlying Index).
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.

Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in: (i) the component securities of the Underlying Index; and (ii) bitcoin-related investments intended to correspond to the allocation to bitcoin in the Underlying Index. The Fund’s investments in derivative instruments and other investments, including depositary receipts, that provide investment exposure similar to the component securities and bitcoin allocation of the Underlying Index are included in the Fund’s 80% basket. The Underlying Index includes an allocation to bitcoin that is achieved by systematically reinvesting dividends from the equity securities in the Underlying Index into bitcoin. To ensure bitcoin exposure is maintained as a secondary allocation, the Underlying Index caps overall bitcoin exposure at 20%, and applies a 5% cap at each quarterly rebalance as described below.

The Fund will seek to replicate the bitcoin allocation in the Underlying Index through investments that provide exposure to bitcoin (bitcoin-related investments). These investments are (i) exchange-traded products, including bitcoin-backed ETPs sponsored by affiliates of the Fund’s investment manager and investment companies that provide exposure to bitcoin (collectively, bitcoin ETPs), (ii) options and futures contracts that reference bitcoin or bitcoin ETPs, and (iii) depositary receipts representing an ownership interest in bitcoin. The Fund may seek to achieve exposure to bitcoin through certain investments held in a wholly-owned subsidiary established in the Cayman Islands (the Subsidiary).

The Underlying Index is a rules-based proprietary index that is maintained and calculated by VettaFi LLC (VettaFi or the Index Provider). The equity portion of the Underlying Index is composed of equity securities issued by U.S. large capitalization companies, such as common stocks and real estate investment trusts (REITs). The Underlying Index is based on the VettaFi US Equity Large Cap 500 Index (Parent Index) and is constructed by applying a selection process to the Parent Index that is designed to reflect the performance of the equity investment exposure of the Parent Index based on its price return value, subject to the Index Provider’s weighting methodology and security capping constraints, with a bitcoin allocation overlay. Price return value, in contrast to a total return value, captures only the capital appreciation component of the issuers in the Underlying Index and excludes the associated dividend payments. To maintain bitcoin as a secondary allocation, the Underlying Index caps overall bitcoin exposure as described below. Dividends paid by the equity securities in the Underlying Index will be systematically reinvested in bitcoin as described below.

The Parent Index includes equity securities of the 500 largest U.S. companies based on market capitalization. Eligible stocks (i.e., those included in the Parent

Index) selected for inclusion in the Underlying Index are subject to average daily trading volume, security type, public float and liquidity criteria as determined by the Index Provider. Constituents of the Parent Index selected for inclusion in the Underlying Index are weighted by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization), subject to the capping methodology described below. The Underlying Index is reconstituted semi-annually and rebalanced quarterly.

The construction process for the Underlying Index includes a rules-based security selection and weighting process that aims to deliver a combination of equity exposure that is similar to that of the Parent Index together with a bitcoin exposure allocation that is maintained by systematically reinvesting dividends into bitcoin. Constituents in the Underlying Index are weighted by float-adjusted market capitalization, subject to a single security weighting cap of 20%. Additionally, the sum of all constituents with weights exceeding 5% cannot exceed 40%. To ensure bitcoin exposure is maintained as a secondary allocation, the Underlying Index caps overall bitcoin exposure at 20%, and the Underlying Index applies a 5% cap at each quarterly rebalance as described below.

At inception, the Underlying Index reflected a 5% allocation to bitcoin and a 95% allocation to the component securities of the Underlying Index. All regular and special dividends are reinvested into bitcoin at the market open on the day following the dividend ex-date, which increases bitcoin exposure over time.

The bitcoin allocation in the Underlying Index is evaluated during each quarterly rebalance. If the bitcoin allocation exceeds 5%, the exposure is rebalanced down to 4.5%. If the exposure is 5% or below, the allocation remains unchanged. If the bitcoin allocation in the Underlying Index exceeds 20% at any close between quarterly rebalances, it is rebalanced back to 4.5% on the close of the 2nd business day following the cap exceedance. Following such adjustment, if the bitcoin exposure is decreased at the time of a rebalance, the weight of the equity allocation will be increased correspondingly, and the weights of all equity securities are rescaled proportionally in accordance with the weighting methodology of the Underlying Index.

The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. At each quarterly rebalance of the Underlying Index, eligible constituents are weighted by float-adjusted market capitalization and the Index Provider’s capping methodology is applied (i.e., no single constituent exceeds 20% of the Underlying Index weight and the sum of all constituents with weights above 5% does not exceed 40% of the total Underlying Index weight and excess weights are redistributed). Underlying Index constituents selected for inclusion in accordance with the methodology will remain in the Underlying Index unless a security no longer meets the eligibility requirements, including as a result of bankruptcy, de-listing or other corporate actions or events, in which case such securities will be removed at the next semiannual reconstitution.

The Underlying Index is comprised of large capitalization U.S. companies. As of September 30, 2026, the Underlying Index was comprised of 499 securities with capitalizations ranging from $10.2 billion to $5.5 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index.

In addition to options and futures contracts that provide exposure to bitcoin, the Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Underlying Index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 30, 2026, the Underlying Index was concentrated in the information technology sector.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in: (i) the component securities of the Underlying Index; and (ii) bitcoin-related investments intended to correspond to the allocation to bitcoin in the Underlying Index.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Franklin US Equity Bitcoin DRIP Index ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Franklin US Equity Bitcoin DRIP Index ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Franklin US Equity Bitcoin DRIP Index ETF | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities could have a significant adverse impact on certain investments of the Fund as well as the Fund’s performance and liquidity.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Franklin US Equity Bitcoin DRIP Index ETF | Digital Asset Markets
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Digital Asset Markets: Widely publicized negative events including regulatory and criminal enforcement proceedings against high profile firms in the digital asset economy have led to extreme volatility and disruption in digital asset markets, a loss of confidence in participants of the digital asset ecosystem, significant negative publicity surrounding digital assets broadly and market-wide declines in liquidity. Extreme price volatility has resulted in financial difficulties for prominent industry participants, including digital asset trading platforms, hedge funds and lending platforms, including several bankruptcies. These events have triggered market-wide declines in digital asset trading prices and liquidity, ultimately leading to a substantial increase in regulatory scrutiny across the industry and of digital asset trading platforms in particular, including from the U.S. Department of Justice, the SEC, and the U.S. Commodities and Futures Trading Commission. Similar events in the future could negatively impact the reputation of the Fund and/or the investment manager and have an adverse effect on the trading price and/or the value of the Fund’s shares.

Continued disruption and instability in the digital asset markets, including severe or sustained declines in the trading prices and liquidity of digital assets will have a material adverse effect on the value of the Fund. These events are continuing to develop at a rapid pace and it is not possible to predict at this time all of the risks that they may pose to the Fund and the investment manager.

Franklin US Equity Bitcoin DRIP Index ETF | Bitcoin
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Bitcoin: Bitcoin is a relatively new asset with a limited history as compared to more traditional investments such as stocks, bonds and currency instruments. It is subject to unique and substantial risks, and historically has been considered to be a highly speculative asset and has experienced significant price volatility.

The value of bitcoin is determined by supply and demand in the global market, which consists primarily of transactions of bitcoin on electronic exchanges. The price of bitcoin could drop precipitously for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in the bitcoin network, or users preferring competing digital assets and cryptocurrencies. The further development of bitcoin as an asset and the growing acceptance and use of bitcoin in the marketplace are subject to a variety of factors that are difficult to evaluate. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion in broad market adoption, or a significant decline in the use of bitcoin may result in increased volatility in its value. Legal or regulatory changes may negatively impact the operation of bitcoin’s network or protocols or restrict the ability to use bitcoin. Advancements in technology such as quantum computing capabilities that could undermine cryptographic security protocols could also pose a substantial security risk to the bitcoin network and negatively impact the value of bitcoin and its market utility. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, which could negatively impact the value of the Fund’s holdings.

Bitcoin also is subject to the risk of fraud, theft and manipulation, as well as security failures and operational or other problems that impact bitcoin trading venues. Unlike the exchanges utilized by traditional assets, such as equity securities and futures contracts, bitcoin trading venues are largely unregulated. As a result, individuals or groups may engage in fraud and investors may be more exposed to the risk of theft and market manipulation than when investing in more traditional asset classes. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. A significant portion of bitcoin is held by a small number of holders, who have the ability to manipulate the price of bitcoin. In addition, cryptocurrency exchanges are subject to the risk of cybersecurity threats and in the past have been breached, resulting in the theft and/or loss of digital assets, including bitcoin. A risk also exists with respect to malicious actors or previously unknown vulnerabilities in the network or its protocols, which may adversely affect the value of bitcoin.

Franklin US Equity Bitcoin DRIP Index ETF | Custody
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Custody: Custody of digital assets such as bitcoin presents certain heightened risks as compared to more traditional asset classes like stocks and bonds. Security breaches or lapses, computer malware, operational failures and computer hacking attacks remain a prevalent concern affecting digital assets including bitcoin. Bitcoin may be subject to theft, loss, destruction or other similar attack. Crypto-native custodians and other service providers have developed specialized technical expertise but often have limited operating histories, while larger traditional finance institutions may lack the technology, infrastructure and expertise to manage digital asset transactions effectively. Legal frameworks governing digital asset segregation and treatment in bankruptcy proceedings are evolving and remain relatively new and untested.

Although financial intermediaries and other service providers custodying and transacting in bitcoin have implemented security procedures designed to prevent theft, loss or destruction of the digital assets they hold on behalf of clients, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures, security procedures cannot guarantee the prevention of loss due to a security breach, software defect, operational failure or force majeure event. Additionally, the security procedures may not protect against all errors, software flaws or other vulnerabilities in the custodian’s technical infrastructure, which could result in theft, loss or damage of the underlying bitcoin. Bitcoin that is not held in cold storage, such as bitcoin held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, bitcoin held in a trading account may be held on an omnibus, rather than segregated basis, which may create greater risk of loss or delayed recovery. Because techniques used to obtain unauthorized access, disable or degrade service, or sabotage security systems and protocols change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, the custodian may be unable to anticipate these techniques or implement adequate preventative measures.

Franklin US Equity Bitcoin DRIP Index ETF | Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Concentration: To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Franklin US Equity Bitcoin DRIP Index ETF | Information technology companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Information technology companies: Companies in the information technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of an information technology company’s stock. Information technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments (including the development of artificial intelligence and machine learning) or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Franklin US Equity Bitcoin DRIP Index ETF | Depositary Receipts
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts: Depositary receipts are subject to many of the risks of the underlying security or asset (including digital assets such as bitcoin). For some depositary receipts, the custodian or similar financial institution that holds the underlying security or asset in a trust account may not be located in the United States. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the relevant jurisdiction does not have developed financial markets, the Fund may face greater market risk. In addition, the depository institution may not have physical custody of the underlying securities or asset at all times and, with respect to underlying assets that are securities, may charge fees for various services, such as forwarding dividends and interest or administering corporate actions that the Fund would not have incurred as a direct investor in the underlying securities. As a result, the Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. With respect to depositary receipts referencing digital assets, the depository institution (or applicable digital asset custodian) may not have the ability to process, receive or hold incidental rights, digital asset network forks, airdrops or similar events (with respect to digital assets), which may subject the Fund to additional fees or charges or increase the risk of losses to the Fund.

Franklin US Equity Bitcoin DRIP Index ETF | Bitcoin-backed depositary receipts
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Bitcoin-backed depositary receipts: Depositary receipts representing an ownership interest in bitcoin involve risks similar to those associated with other investments that provide exposure to bitcoin, in addition to all the risks associated with the depositary receipt structure generally as discussed under “Depositary Receipts” risk above. Depositary receipts evidencing ownership of bitcoin may be listed on U.S. exchanges and issued by banks or trust companies. The bitcoin represented by the depositary receipt is held in custody by a regulated digital asset custodian bank for the exclusive benefit of the depositary receipt holders. When the Fund seeks to obtain exposure to the price of bitcoin indirectly through investments in depositary receipts backed by bitcoin, the Fund is exposed to the risk that the depositary receipt may not provide a return that corresponds precisely with that of bitcoin (i.e., non-correlation risk). This risk is heightened with respect to bitcoin which has been historically volatile and has experienced sharp price fluctuations (e.g., a “flash crash”) driven by structural leverage in crypto market derivatives trading.

Franklin US Equity Bitcoin DRIP Index ETF | Large Capitalization Companies
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Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Companies: Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Franklin US Equity Bitcoin DRIP Index ETF | Bitcoin ETPs
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Bitcoin ETPs: To the extent the Fund invests in underlying ETPs, the Fund is subject to the same risks applicable to an underlying ETP as well as the risk that the underlying ETP’s shares may trade at a premium or discount to NAV; that a lack of liquidity in the underlying ETP’s shares may result in the underlying ETP’s share price being more volatile than its underlying portfolio holdings; that an active trading market for an underlying ETP’s shares may not develop or be maintained; that trading in an underlying ETP’s shares may be halted in certain circumstances; and that an underlying ETP may fail to achieve its investment objective, which may adversely affect the value of the Fund’s investment in the underlying ETP and the ability of the Fund to track the Underlying Index. An underlying ETP in which the Fund invests may be non-diversified under the 1940 Act and its shares may be more volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. Unlike traditional ETFs that may be registered under the 1940 Act, spot bitcoin ETPs are not registered under the 1940 Act. As a result, they are not subject to the same regulatory requirements, protections, or governance standards applicable to funds registered under the 1940 Act. In addition, investments in the securities of underlying ETPs may involve duplication of advisory fees and certain other expenses.

Franklin US Equity Bitcoin DRIP Index ETF | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying asset, currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits and may experience increased tracking error. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the asset, currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Franklin US Equity Bitcoin DRIP Index ETF | Tax
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Tax: Dividends paid by the equity securities in the Underlying Index will be systematically reinvested in bitcoin. In order to satisfy its obligations as a regulated investment company under the Internal Revenue Code, the Fund must generally make distributions of substantially all its net income. Therefore, as a result of such rules, the Fund’s ability to track the Underlying Index may be adversely affected. The Fund may need to limit its dividend reinvestments and/or, in the event it reinvests dividends, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold in order to generate sufficient cash, including at times when it is not advantageous to do so, in order to meet such distribution requirements.

Franklin US Equity Bitcoin DRIP Index ETF | Non-Diversification
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Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Franklin US Equity Bitcoin DRIP Index ETF | Cash Transactions
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Cash Transactions: Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions partially for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-

efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Franklin US Equity Bitcoin DRIP Index ETF | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Franklin US Equity Bitcoin DRIP Index ETF | Calculation Methodology
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Calculation Methodology: The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or the Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Franklin US Equity Bitcoin DRIP Index ETF | Index-Related
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Index-Related: There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the Underlying Index may therefore be borne by the Fund and its shareholders.

Franklin US Equity Bitcoin DRIP Index ETF | Non-Correlation
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Non-Correlation: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Franklin US Equity Bitcoin DRIP Index ETF | Tracking Error
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Tracking Error: Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other investments held in the Fund’s portfolio and those included in the Underlying Index (including the bitcoin-related investments utilized by the Fund), pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements, including portfolio diversification requirements imposed by the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Franklin US Equity Bitcoin DRIP Index ETF | Market Trading
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Franklin US Equity Bitcoin DRIP Index ETF | Passive Investment
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Passive Investment: Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Franklin US Equity Bitcoin DRIP Index ETF | Authorized Participant Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Franklin US Equity Bitcoin DRIP Index ETF | New Fund
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

New Fund: The Fund is newly or recently established and has no performance history as of the date of this Prospectus. There can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Franklin US Equity Bitcoin DRIP Index ETF | Large Shareholder
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Franklin US Equity Bitcoin DRIP Index ETF | Franklin US Equity Bitcoin DRIP Index ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.09%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.09%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 29

[1]	Other expenses are based on estimated amounts for the current fiscal year.